Insurance Revenue - Summary of Amounts Related to Changes in Liability for Remaining Coverage (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	€ 9,841	€ 10,386	€ 11,251
Insurance contracts issued [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	9,761	10,322	11,178
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	7,870	8,383	9,092
Earnings released from contractual service margin	958	952	1,029
Release of risk adjustment for non-financial risk	295	340	320
Allocated portion of consideration that relates to recovery acquisition costs	553	558	545
Other	(19)	(39)	(42)
Insurance revenue	9,656	10,195	10,944
Insurance contracts issued [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	104	127	233
Insurance contracts with DPF [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	80	64	74
Insurance contracts with DPF [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	32	32	49
Earnings released from contractual service margin	33	17	11
Release of risk adjustment for non-financial risk	14	15	14
Insurance revenue	€ 80	€ 64	€ 74